Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	gset3_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETF

(the “Fund”)

Supplement dated July 31, 2018 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated December 29, 2017, as supplemented July 31, 2018

At a meeting held on June 5-6, 2018, the Board of Trustees of the Goldman Sachs ETF Trust approved a change in the Fund’s name to the “Goldman Sachs Access Treasury 0-1 Year ETF.” This change will be effective on August 7, 2018.

Accordingly, until August 7, 2018, all references in the Fund’s Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Access Treasury 0-1 Year ETF” shall refer to the “Goldman Sachs TreasuryAccess 0-1 Year ETF.”

Goldman Sachs TreasuryAccess 0-1 Year ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset3_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETF

(the “Fund”)

Supplement dated July 31, 2018 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated December 29, 2017, as supplemented July 31, 2018

At a meeting held on June 5-6, 2018, the Board of Trustees of the Goldman Sachs ETF Trust approved a change in the Fund’s name to the “Goldman Sachs Access Treasury 0-1 Year ETF.” This change will be effective on August 7, 2018.

Accordingly, until August 7, 2018, all references in the Fund’s Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Access Treasury 0-1 Year ETF” shall refer to the “Goldman Sachs TreasuryAccess 0-1 Year ETF.”